Leases - Right-of-use assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Leases
Right-of-use assets, beginning			$ 56,994	$ 54,747
Additions			10,686	7,871
Additions from business combinations			21,933	1,540
Disposals			(1,541)	(1,371)
Remeasurements			6,722	3,964
Depreciation			(10,472)	(8,960)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(356)	(797)
Right-of-use assets, ending	$ 4,307		83,966	56,994
Land and buildings
Leases
Right-of-use assets, beginning			54,944	52,764
Additions			10,208	7,485
Additions from business combinations			21,414	1,440
Disposals			(1,464)	(1,337)
Remeasurements			6,228	3,776
Depreciation			(9,366)	(8,363)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(211)	(821)
Right-of-use assets, ending			81,753	54,944
Other
Leases
Right-of-use assets, beginning			2,050	1,893
Additions			478	386
Additions from business combinations			519	100
Disposals			(77)	(34)
Remeasurements			494	188
Depreciation			(1,106)	(597)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			(145)	24
Right-of-use assets, ending			$ 2,213	$ 2,050

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3